Subsequent Events (Details) - Subsequent Event	1 Months Ended
Aug. 31, 2019 USD ($)
Margin loan | Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 110,000,000
Debt instrument, term	1 year
$150 Million Term Loan Facility | Term Loan Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 150,000,000
Debt instrument, term	15 months
Debt instrument, extension period	9 months